Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt
Debt consisted of the following:

	October 31, 2021		January 31, 2021
	Principal	Unamortized Discount and Debt Issuance Costs	Principal	Unamortized Discount and Debt Issuance Costs
Current maturities of long-term debt:
Senior Term Loan due August 2024	$—	$—	$13.0	$—
Senior Term Loan due July 2028	15.0	—	—	—
Long-term debt:
Senior Term Loan due August 2024	—	—	1,248.0	19.1
Senior Notes due September 2024	—	—	300.0	8.9
Senior Notes due August 2025	—	—	750.0	14.8
ABL Credit Facility due July 2026	—	—	—	3.5
Senior Term Loan due July 2028	1,481.3	22.3	—	—

	1,481.3	22.3	2,298.0	46.3

Total	$1,496.3	$22.3	$2,311.0	$46.3

As of January 31, 2021, debt consisted of the following:

	January 31, 2021		February 2, 2020
	Principal	Unamortized Discount and Debt Issuance Costs	Principal	Unamortized Discount and Debt Issuance Costs
Current maturities of long-term debt:
Senior Term Loan due August 2024	$13.0	$—	$13.0	$—

Long-term debt:
ABL Revolver due July 2024	—	3.5	—	4.4
Senior Term Loan due August 2024	1,248.0	19.1	1,261.0	24.6
Senior Notes due September 2024	300.0	8.9	300.0	11.4
Senior Notes due August 2025	750.0	14.8	500.0	9.5

	2,298.0	46.3	2,061.0	49.9

Total	$2,311.0	$46.3	$2,074.0	$49.9

Schedule of aggregate future debt payments
The aggregate amount of debt payments for the remainder of fiscal 2021 and the next four full fiscal years are as follows:

Fiscal 2021	$3.8
Fiscal 2022	15.0
Fiscal 2023	15.0
Fiscal 2024	15.0
Fiscal 2025	15.0
The aggregate amount of debt payments in the next five fiscal years are as follows:

Fiscal 2021	13.0
Fiscal 2022	13.0
Fiscal 2023	13.0
Fiscal 2024	1,522.0
Fiscal 2025	750.0

Schedule of interest rate swap impact on accumulated other comprehensive loss

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Accumulated Other Comprehensive Loss
Beginning of period balance	$—	$(11.8)	$(7.9)	$(11.0)
Measurement adjustment (losses) for interest rate swap	—	(0.1)	—	(4.3)
Reclassification of expense to interest expense	—	2.2	9.3	5.5
Tax (expense) benefit on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	—	—	—	0.6
Reclassification of expense to interest expense	—	(0.3)	(1.4)	(0.8)

End of period balance	$—	$(10.0)	$—	$(10.0)

	Three Months Ended	Nine Months Ended
	October 31, 2021	October 31, 2021
Accumulated Other Comprehensive Income (Loss)
Beginning of period balance	$(1.3)	$—
Measurement adjustment gain for interest rate swap	15.5	14.0
Reclassification of expense to interest expense	1.7	1.7
Tax expense on interest rate swap adjustments
Measurement adjustment gain for interest rate swap	(2.5)	(2.3)
Reclassification of expense to interest expense	(0.3)	(0.3)

End of period balance	$13.1	$13.1

	Fiscal Years Ended
Accumulated Other Comprehensive Loss	January 31, 2021	February 2, 2020
Beginning of period balance	$(11.0)	$(1.7)
Measurement adjustment (losses) for interest rate swap	(4.0)	(12.6)
Reclassification of expense to interest expense	7.6	1.8
Tax benefit (expense) on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	0.5	1.8
Reclassification of expense to interest expense	(1.0)	(0.3)

End of period balance	$(7.9)	$(11.0)